Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Basis of presentation

Basis of presentation The consolidated financial statement have been prepared in accordance with the recognition, measurement, disclosure and presentation criteria of accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation	Basis of consolidation. All intercompany transactions and balances have been eliminated.
Use of Estimates

Use of Estimates.  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities and long-lived assets and liabilities at the dates of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting periods.

The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant items subject to such estimates and assumptions include: impairment of long-lived assets, impairment of goodwill, valuation allowance of deferred tax assets and valuation of share-based compensation including forfeiture rates of stock options. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation. The reporting currency of the Group is RMB.

The functional currency of CSC Cayman and Country Style Cooking International Restaurant Chain Group Ltd. (Hong Kong) is the United States dollar (“U.S. dollar”). Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into US dollars at the rates of exchange ruling at the balance sheet date.

The financial records of the Company’s PRC subsidiaries are maintained in the local currency, Renminbi (“RMB”), which is their functional currency. Transactions in currencies other than RMB during the year are converted at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments gains or losses are recognized as other comprehensive income in the statements of comprehensive income (loss).

Cash and Cash Equivalents

Cash and Cash Equivalents.  Cash and cash equivalents represent cash on hand and highly-liquid investments with original maturities of three months or less. At December 31, 2012 and 2013, cash equivalents were comprised of bank deposits.

Inventories	Inventories. Inventories are stated at the lower of cost (first-in, first-out) or market. Inventories are primarily comprised of food and paper.
Short-term Investments

Short-term Investments. The Group periodically purchases fixed income products from banks for investment purposes and classifies the securities as held-to-maturity based on management’s intent and ability to hold the investments until maturity. The investments have maturity dates that are typically less than one-year and are principal protected. Investments classified as held-to-maturity are recorded at amortized cost.

The Group reviews its investments for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis, in order to determine whether an other-than-temporary impairment has occurred. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings. If the investment’s fair value is less than its cost and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. For the three years in the perod ended December 31, 2013, the Group did not record an other-than-temporary impairment.

Property and Equipment

Property and Equipment. The Group capitalizes all direct costs incurred to construct and substantially improve its restaurants. These costs are depreciated and charged to expense based upon their property classification when placed in service. Property and equipment is recorded at cost less accumulated depreciation. Costs for repair and maintenance activities are expensed as incurred. Depreciation is provided using the straight-line method over the following estimated useful lives:

Buildings	Shorter of 40 years or valid period of property license
Equipment	3 to 5 years
Office furniture and fixtures	3 to 5 years
Leasehold improvements	Shorter of estimated useful life of 5 years or lease term

Leasehold improvements are depreciated over the shorter of their estimated useful lives or the underlying lease term. In circumstances where an economic penalty would be presumed by the non-exercise of one or more renewal options under the lease, the Group includes those renewal option periods when determining the lease term. For significant leasehold improvements made during the latter part of the lease term, the Group amortizes those improvements over the shorter of their useful life or an extended lease term. The extended lease term would consider the exercise of renewal options if the value of the improvements would imply that an economic penalty would be incurred without the renewal of the option.

Goodwill

Goodwill.  Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group identifies each restaurant as a reporting unit for purpose of goodwill impairment analysis and completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The Company recorded goodwill impairment charges of RMB267, RMB456 and nil for the years ended December 31, 2011, 2012 and 2013, respectively. See Note 4 “Goodwill” for additional discussion on impairment of goodwill.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets.  Long-lived assets (including amortizable identifiable intangible assets) or asset group is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. When such events occur, the Group assesses the recoverability of long-lived assets by determining whether the carrying value of these assets, over their respective remaining lives, can be recovered through undiscounted future operating cash flows. For asset groups, the weighted average remaining useful lives of the assets were used for forecasting the expected undiscounted cash flows. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. Impairment is reviewed whenever events or changes in circumstances indicate the carrying amounts of these assets may not be fully recoverable. The impairment loss on long-lived assets recorded was RMB6,396, RMB13,820 and RMB8,594 ($1.4 million) during the years ended December 31, 2011, 2012 and 2013, respectively. See Note 5 “Impairment of Long-lived Assets Charges” for additional discussion on impairment of long-lived assets.

Leases

Leases.  All of the Group’s leases are operating leases. Many of the lease agreements contain rent holidays granted by the landlords for pre-operating renovations, rent escalation clauses and/or contingent rent provisions. Rent expense for leases that contain scheduled rent increases is recognized on a straight-line basis over the lease term, including any option period as well as the rent holidays included in the determination of the lease term. Contingent rentals are generally based upon a percentage of sales or a percentage of sales in excess of stipulated amounts and are not considered minimum rent payments but are recognized when specified levels have been achieved or when management determines that achieving the specified levels during the fiscal year is probable.

Revenue Recognition	Revenue Recognition. Revenues from Group operated restaurants are recognized when payment is tendered at the time of sale. The Group presents sales net of discounts and sales related taxes.
Income Taxes

Income Taxes.  Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations. Deferred tax assets and liabilities are based on the difference between the financial statement and tax bases of assets and liabilities as measured by the tax rates that are anticipated to be in effect when those differences reverse. The deferred tax provision generally represents the net change in deferred tax assets and liabilities during the period. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is established when it is necessary to reduce deferred tax assets to amounts for which realization is more likely than not. The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

Restaurant expenses

Restaurant expenses.  The Group’s restaurant expenses include food and paper, restaurant wages and related expenses, restaurant rental expenses, restaurant utility expenses and other restaurant operating expenses. In 2012, restaurant staff catering and welfare expenses were reclassified to the category of restaurant wages and related expenses from food and paper and other restaurant operating expense. Prior period numbers have been reclassified to conform with the current presentation. These expenses amounted to RMB20,530, RMB19,306 and RMB29,202 for the years ended December 31, 2011, 2012 and 2013, respectively.

Pre-opening expenses

Pre-opening expenses.  The Group’s pre-opening expenses are expensed as incurred and generally include payroll costs associated with opening the new restaurant and other miscellaneous expenses prior to the openings.

Fair Value of Financial Instruments

Fair Value of Financial Instruments.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Group’s financial instruments mainly consist of cash and cash equivalents, short term investments, due from a related party, due to a related party and accounts payable. Those current assets and liabilities approximate fair value due to their short-term maturity.

Share-based compensation

Share-based compensation.  The Group accounts for share-based compensation in accordance with ASC 718 “Compensation — Stock Compensation”, which requires the Group to measure at grant date the fair value of the stock-based award and recognize compensation expense, net of estimated forfeitures, on a straight-line basis, over the requisite service period. Forfeitures are estimated at the time of grant and revised annually if actual forfeitures differ from those estimates. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expenses depending on the job functions of the grantees.

Net Income (loss) per Share

Net Income (loss) per Share.  Net income (loss) per share is computed by dividing the net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income (loss) per share is computed using the more dilutive of the two-class method or the if-converted method.

Segment Reporting

Segment Reporting.  ASC Topic 280, Segment Reporting, establishes standards for companies to report information about operating segments in their financial statements. The method of determining what information to report is based on the way the chief operating decision maker (“CODM”) organizes the Group’s operating segments for making operating decisions and assessing financial performance. The CODM is the chief executive officer (“CEO”) of the Group. Information reported to the CEO for the purpose of resource allocation and performance assessment focuses on the nature of the Group’s business activities. Each restaurant is an operating segment and is aggregated into one reportable segment as these restaurants exhibit similar long-term financial performance and have similar economic characteristics. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Comprehensive Income (loss)

Comprehensive Income (loss).  Comprehensive income (loss) includes all changes in equity except those resulting from investment by owners and distribution to owner and is comprised of net income (loss) and foreign currency translation adjustments.

Deferred Revenue and Sales Coupon

Deferred Revenue and Sales Coupon.  The Group sells prepaid vouchers and cards to its customers, which comprises deferred revenue. The revenue is recognized when such prepaid vouchers and cards are used or expired. Unused prepaid vouchers have fixed expiration dates and usually expire at the end of the following calendar year after issuance and are not refundable. Revenues from such vouchers are not material to the Group’s consolidated financial statements.

The Group also issues discount coupons to customers in connection with promotional events. The discount against revenue is recognized when such coupons are used in combination with purchases by the customers.

Related Parties

Related Parties.  Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

Government Grants

Government Grants.  Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB5,936, RMB21,164 and RMB2,611 ($0.4 million) for the years ended December 31, 2011, 2012 and 2013, respectively, which were recorded as other income in the consolidated statements of income.

Translation into United States Dollars

Translation into United States Dollars.  The financial statements of the Group are stated in RMB. Translation of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.0537, representing the noon buying rate in the City of New York for cable transfers of Renminbi, as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2013. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 31, 2013, or at any other rates.

Recent Accounting Pronouncements

Recent Accounting Pronouncements.

In July 2013, the FASB issued a pronouncement which provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB’s objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current U.S. GAAP. The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. This ASU applies to all entities that have unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. Management believes the adoption of the ASU will not have material impact on the Group’s financial statements.